BONDS PAYABLE AND ACCRUED INTEREST (Narrative) (Details)	1 Months Ended	12 Months Ended
	Jul. 17, 2017 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Jul. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Jan. 29, 2013 CNY (¥)
Bonds Payable And Accrued Interest [Line Items]
Debt, face amount				$ 6,000,000	¥ 300,000,000	¥ 800,000,000
Stated interest rate	7.37%
Interest Expense, Medium-term Notes		¥ 10,318,000	¥ 10,256,583
Medium-term Notes [Member]
Bonds Payable And Accrued Interest [Line Items]
Debt maturity date	Jul. 17, 2020
Debt Related Commitment Fees and Debt Issuance Costs	¥ 2,100,000
Debt Instrument, Term	3 years
Short Term Bonds [Member]
Bonds Payable And Accrued Interest [Line Items]
Debt, face amount							¥ 800,000,000
Stated interest rate							8.99%
Debt maturity date		Jan. 28, 2019